Eaton Vance
Focused Value Opportunities Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 6.3%
Hexcel Corp.	154,228	$ 9,245,968
Huntington Ingalls Industries, Inc.	38,933	9,030,899
		$ 18,276,867
Banks — 11.4%
Citizens Financial Group, Inc.	204,146	$ 8,651,708
M&T Bank Corp.	67,371	11,454,417
Wells Fargo & Co.	273,151	13,097,590
		$ 33,203,715
Beverages — 3.8%
Constellation Brands, Inc., Class A	42,907	$ 11,042,117
		$ 11,042,117
Building Products — 3.6%
Johnson Controls International PLC	155,514	$ 10,332,350
		$ 10,332,350
Capital Markets — 5.9%
Charles Schwab Corp. (The)	141,708	$ 11,696,578
Goldman Sachs Group, Inc. (The)	14,098	5,443,943
		$ 17,140,521
Chemicals — 3.0%
FMC Corp.	66,283	$ 8,659,211
		$ 8,659,211
Electric Utilities — 3.8%
NextEra Energy, Inc.	132,056	$ 11,185,143
		$ 11,185,143
Energy Equipment & Services — 3.6%
Halliburton Co.	275,677	$ 10,445,402
		$ 10,445,402
Entertainment — 2.8%
Walt Disney Co. (The)(1)	81,890	$ 8,014,574
		$ 8,014,574
Equity Real Estate Investment Trusts (REITs) — 4.7%
EastGroup Properties, Inc.	45,613	$ 7,080,962
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	39,787	$ 6,560,081
		$ 13,641,043
Food & Staples Retailing — 5.5%
BJ's Wholesale Club Holdings, Inc.(1)	124,135	$ 9,339,917
Performance Food Group Co.(1)	111,570	6,803,539
		$ 16,143,456
Health Care Equipment & Supplies — 3.6%
Zimmer Biomet Holdings, Inc.	86,901	$ 10,436,810
		$ 10,436,810
Hotels, Restaurants & Leisure — 2.0%
Papa John's International, Inc.	68,119	$ 5,671,588
		$ 5,671,588
Insurance — 3.7%
American International Group, Inc.	170,303	$ 10,747,822
		$ 10,747,822
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A(1)	92,462	$ 9,337,737
		$ 9,337,737
Leisure Products — 2.9%
Hasbro, Inc.	135,955	$ 8,540,693
		$ 8,540,693
Life Sciences Tools & Services — 3.0%
Waters Corp.(1)	25,018	$ 8,671,239
		$ 8,671,239
Machinery — 3.9%
Westinghouse Air Brake Technologies Corp.	112,544	$ 11,377,073
		$ 11,377,073
Multiline Retail — 3.4%
Dollar Tree, Inc.(1)	66,398	$ 9,978,956
		$ 9,978,956
Oil, Gas & Consumable Fuels — 4.9%
ConocoPhillips	115,135	$ 14,220,324
		$ 14,220,324

Eaton Vance
Focused Value Opportunities Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	151,527	$ 12,164,588
Novo Nordisk A/S ADR	35,770	4,456,942
		$ 16,621,530
Semiconductors & Semiconductor Equipment — 6.7%
Micron Technology, Inc.	156,450	$ 9,019,343
Texas Instruments, Inc.	58,729	10,598,235
		$ 19,617,578
Specialty Retail — 2.4%
Lithia Motors, Inc.	28,901	$ 6,916,298
		$ 6,916,298
Total Common Stocks (identified cost $246,172,778)		$290,222,047

Short-Term Investments — 0.0%(2)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.62%(3)	119,453	$ 119,453
Total Short-Term Investments (identified cost $119,453)		$ 119,453
Total Investments — 99.8% (identified cost $246,292,231)		$290,341,500
Other Assets, Less Liabilities — 0.2%		$ 613,738
Net Assets — 100.0%		$290,955,238
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2022.
Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at November 30, 2022.
Affiliated Investments
At November 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $119,453, which represents less than 0.05% of the Fund's net assets. Transactions in funds that may be deemed to be affiliated by the Fund for the fiscal year to date ended November 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$2,564,500	$13,535,199	$(16,099,485)	$(221)	$7	$ —	$174	—
Liquidity Fund	—	58,150,781	(58,031,328)	—	—	119,453	27,179	119,453
Total				$(221)	$7	$119,453	$27,353

Eaton Vance
Focused Value Opportunities Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$290,222,047*	$ —	$ —	$290,222,047
Short-Term Investments	119,453	—	—	119,453
Total Investments	$290,341,500	$ —	$ —	$290,341,500
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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